COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and impairment of non-financial assets
Total	$ 1,814,671	$ 665,154	$ 956,819
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Total	682,136	322,530	549,762
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Total	106,936	113,747	27,405
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Total	458,407	228,450	$ 379,652
Right of use assets
Depreciation and impairment of non-financial assets
Total	$ 567,192
Impairment of other non-financial assets [member]
Depreciation and impairment of non-financial assets
Total		$ 427